Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 10.0%
Banco Santander Brasil SA	661,340	$3,349,874
BB Seguridade Participacoes SA	1,282,781	7,976,346
Cia de Saneamento de Minas Gerais Copasa MG	895,993	3,480,276
Cia. Siderurgica Nacional SA	2,128,809	4,463,756
CPFL Energia SA	614,367	3,527,955
CSN Mineracao SA	3,653,105	3,306,825
Engie Brasil Energia SA	711,344	5,562,573
Grendene SA	3,229,271	3,357,074
Telefonica Brasil SA	472,658	4,053,754
Transmissora Alianca de Energia Eletrica SA	522,635	3,122,236
Vale SA	2,207,893	24,057,432
		66,258,101
Chile — 1.6%
Empresas CMPC SA	2,784,635	4,836,802
Enel Chile SA	104,676,130	5,979,112
		10,815,914
China — 23.8%
Agricultural Bank of China Ltd., Class H	19,601,000	8,771,301
Anhui Conch Cement Co. Ltd., Class H	2,137,000	5,210,504
BAIC Motor Corp. Ltd., Class H(a)	6,311,000	1,704,928
Bank of China Ltd., Class H	35,679,000	15,887,434
Beijing Enterprises Water Group Ltd.(b)	11,114,000	3,429,232
China Cinda Asset Management Co. Ltd., Class H	20,278,000	1,662,192
China CITIC Bank Corp. Ltd., Class H	10,789,000	6,456,464
China Construction Bank Corp., Class H	32,880,000	22,959,636
China Hongqiao Group Ltd.	1,852,500	2,307,484
China Jinmao Holdings Group Ltd.	12,774,000	1,012,844
China Merchants Port Holdings Co. Ltd.	2,586,000	3,802,543
China Minsheng Banking Corp. Ltd., Class H	11,049,500	3,916,057
China National Building Material Co. Ltd., Class H(b)	15,048,000	4,987,376
China Petroleum & Chemical Corp., Class H	17,314,000	11,096,260
China Shenhua Energy Co. Ltd., Class H	2,598,000	10,802,770
Chongqing Rural Commercial Bank Co. Ltd.,
Class H	6,665,000	3,450,969
Guangdong Investment Ltd.	8,776,000	4,602,205
Huadian Power International Corp. Ltd., Class H(b)	3,326,000	1,711,350
Industrial & Commercial Bank of China Ltd.,
Class H	28,655,000	15,874,350
Kingboard Laminates Holdings Ltd.	1,735,000	1,560,147
Longfor Group Holdings Ltd.(a)	4,383,500	5,694,641
Orient Overseas International Ltd.	399,000	5,619,110
PICC Property & Casualty Co. Ltd., Class H	3,376,000	4,427,014
Yankuang Energy Group Co. Ltd., Class H	4,876,900	6,365,868
Yuexiu Property Co. Ltd.	4,406,000	2,815,997
Zhejiang Expressway Co. Ltd., Class H	3,178,000	2,085,458
		158,214,134
Czech Republic — 4.4%
CEZ AS(b)	541,126	20,838,147
Komercni Banka AS	236,993	8,187,655
		29,025,802
Greece — 2.5%
Hellenic Energy Holdings SA	420,167	3,365,344
OPAP SA	533,875	9,308,135
Star Bulk Carriers Corp.	174,184	3,926,107
		16,599,586
Hong Kong — 1.4%
SITC International Holdings Co. Ltd.	4,135,000	9,228,398

Security	Shares	Value

India — 8.6%
Coal India Ltd.	1,832,915	$11,464,687
Hindustan Zinc Ltd.	1,690,576	13,085,079
Indian Oil Corp. Ltd.	3,213,627	7,003,011
Vedanta Ltd.	4,786,449	25,820,382
		57,373,159
Indonesia — 8.2%
Adaro Energy Indonesia Tbk PT	76,385,600	15,126,792
Astra International Tbk PT	50,370,400	14,642,282
Bukit Asam Tbk PT	38,068,100	6,274,447
Indo Tambangraya Megah Tbk PT	3,815,600	6,171,604
United Tractors Tbk PT	7,602,100	12,062,373
		54,277,498
Kuwait — 0.4%
National Investments Co. KSCP	3,260,062	2,710,926

Malaysia — 2.1%
Malayan Banking Bhd	6,180,600	13,748,119
Poland — 1.9%
Grupa Kety SA	34,875	7,234,422
XTB SA(a)	326,618	5,205,813
		12,440,235
Qatar — 0.6%
Barwa Real Estate Co.	4,870,926	3,710,572

Russia — 0.0%
Federal Grid Co. Rosseti PJSC(c)(d)	4,402,974,828	518
GMK Norilskiy Nickel PAO(c)(d)	2,371,200	3
LUKOIL PJSC(c)(d)	124,880	15
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,732
Mobile TeleSystems PJSC(c)(d)	2,744,644	323
Moscow Exchange MICEX-RTS PJSC(c)(d)	2,788,700	328
Novolipetsk Steel PJSC(c)(d)	3,457,900	407
PhosAgro PJSC(c)(d)	180,278	21
PhosAgro PJSC, New(c)(d)	3,484	35
Rostelecom PJSC(c)(d)	4,681,247	551
Sberbank of Russia PJSC(c)(d)	2,500,255	294
Severstal PAO(c)(d)	695,941	82
Tatneft PJSC(c)(d)	1,165,907	137
Unipro PJSC(c)(d)	299,242,000	35,204
		39,650
South Africa — 4.8%
African Rainbow Minerals Ltd.	893,303	10,594,561
Exxaro Resources Ltd.	1,060,196	11,359,046
Kumba Iron Ore Ltd.	163,995	3,577,410
Truworths International Ltd.	1,228,981	6,113,333
		31,644,350
Taiwan — 10.7%
Evergreen Marine Corp. Taiwan Ltd.	3,364,000	17,472,387
Himax Technologies Inc., ADR(b)	698,010	4,760,428
Merry Electronics Co. Ltd.	493,146	1,864,051
Novatek Microelectronics Corp.	592,000	9,547,514
Radiant Opto-Electronics Corp.	1,152,000	6,291,364
Simplo Technology Co. Ltd.	365,600	4,018,008
Sitronix Technology Corp.	437,000	3,327,878
Supreme Electronics Co. Ltd.	1,788,685	4,273,400
Systex Corp.	564,000	2,109,655
T3EX Global Holdings Corp.	882,000	2,503,001
United Integrated Services Co. Ltd.	364,000	3,813,356
Wisdom Marine Lines Co. Ltd.	3,000,000	6,505,903

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	1,678,280	$4,422,514
		70,909,459
Thailand — 2.7%
Banpu PCL, NVDR	20,124,900	2,807,172
Kiatnakin Phatra Bank PCL, NVDR	1,471,400	1,589,086
Land & Houses PCL, NVDR	14,269,200	2,303,114
Sansiri PCL, NVDR	68,100,400	3,210,892
Sri Trang Agro-Industry PCL, NVDR	3,323,500	1,849,147
Thanachart Capital PCL, NVDR	1,937,000	2,553,993
Tisco Financial Group PCL, NVDR(b)	1,515,400	3,932,224
		18,245,628
Turkey — 0.3%
Dogus Otomotiv Servis ve Ticaret AS	317,931	2,308,804

United Arab Emirates — 1.1%
Dubai Islamic Bank PJSC	4,669,981	7,437,996

Total Common Stocks — 85.1%
(Cost: $645,798,058)		564,988,331

Preferred Stocks

Brazil — 10.3%
Bradespar SA, Preference Shares, NVS	938,910	3,074,284
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	5,250,044	10,080,263
CTEEP-Cia. de Transmissao de Energia Eletrica
Paulista, Preference Shares, NVS	751,887	3,264,826
Gerdau SA, Preference Shares, NVS	2,178,297	7,032,293
Metalurgica Gerdau SA, Preference Shares, NVS	4,017,926	7,551,170
Petroleo Brasileiro SA, Preference Shares, NVS	5,438,193	35,968,424
Unipar Carbocloro SA, Class B, Preference
Shares, NVS	118,670	1,092,882
		68,064,142
Chile — 1.6%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	275,520	10,445,993

Security	Shares	Value

Colombia — 1.7%
Bancolombia SA, Preference Shares, NVS	1,360,293	$11,383,331

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(c)(d)	576,700	1

Total Preferred Stocks — 13.6%
(Cost: $108,365,785)		89,893,467

Total Long-Term Investments — 98.7%
(Cost: $754,163,843)		654,881,798

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(e)(f)(g)	10,155,205	10,159,267
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(e)(f)	80,000	80,000

Total Short-Term Securities — 1.5%
(Cost: $10,237,822)		10,239,267

Total Investments — 100.2%
(Cost: $764,401,665)		665,121,065

Liabilities in Excess of Other Assets — (0.2)%		(1,529,402)

Net Assets — 100.0%		$663,591,663

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,902,847	$—		$(14,746,089	)(a)	$2,796	$(287)	$10,159,267	10,155,205	$112,235	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	80,000	(a)	—		—	—	80,000	80,000	24,415		—
						$2,796	$(287)	$10,239,267		$136,650		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	155	09/20/24	$8,498	$(74,892)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$194,920,288	$370,028,393	$39,650	$564,988,331
Preferred Stocks	89,893,466	—	1	89,893,467
Short-Term Securities
Money Market Funds	10,239,267	—	—	10,239,267
	$295,053,021	$370,028,393	$39,651	$665,121,065
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(74,892)	$—	$—	$(74,892)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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